VICTORY FUNDS
Interfund Lending N-CEN Certification
Period Ending October 31, 2021
In regards to the InterFund Lending Program, I certify that
the Adviser on behalf of the Funds has implemented
procedures reasonably designed to achieve compliance
with the terms and conditions of the InterFund
Lending Order which includes the following objectives:
(a) that the InterFund Loan rate will be higher than
the Repo Rate, but lower than the Bank Loan Rate; (b)
compliance with the collateral requirements as set
forth in the Application; (c) Compliance with the
percentage limitations on interfund borrowing and lending;
(d) Allocation of the interfund borrowing and lending
demand in an equitable manner and in accordance with
procedures established by the Trustees; and (e) that
the InterFund Loan Rate does not exceed the interest
rate on any third-party borrowings of a borrowing Fund
at the time of the InterFund Loan.
/s/Colin Kinney
Chief Compliance Officer
Victory Funds